9. RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2018
Notes
9. RELATED PARTY TRANSACTIONS

9.    RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

For the year ended September 30, 2018
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 15,880	$ 135,880
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 7,940	$ 7,940
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,910	$ 11,910
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 3,970	$ 3,970

For the year ended September 30, 2017
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 120,000

For the year ended September 30, 2016
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 120,000	$ Nil	$ Nil	$ Nil	$ 23,560	$ 143,560
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 17,670	$ 17,670
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
Mark T. Brown, Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 17,670	$ 17,670
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 11,780	$ 11,780
Geoff Chater Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 26,380	$ 26,380

Related party transactions and balances

		Years ended		Balace due
	Services	September 30, 2018	September 30, 2017	As at September 30, 2018	As at September 30, 2017
Amounts due to:
Jason Weber	Consulting fee	$ 120,000	$ 120,000	$ 24,093	$ 80

Pacific Opportunity Capital Ltd. (a)	Accounting, financing and shareholder communication services	$ 176.745	$ 173,025	$ 252,535 (b)	$ 75,600
TOTAL:				$ 276,628	$ 75,680

(a) The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.

(b) Includes a $60,000 advance that is non-interest bearing without specific terms of repayment.